Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Redeemable Preferred Stock Series A Convertible Preferred Stock	Series A Convertible Preferred Stock	Due From Stockholders	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, (as Reported) at Jan. 01, 2009	$ 14,166		$ 40,854	$ (2,169)	$ 4	$ 18,254	$ (42,777)
Balance, (as Reported) (in shares) at Jan. 01, 2009			5,296,000		37,667,000
Balance, (as Restated) at Jan. 01, 2009	(26,688)	40,854		(2,169)	4	18,254	(42,777)
Balance, (as Restated) (in shares) at Jan. 01, 2009		5,296,000			37,667,000
Adjustment (in shares)		5,296,000	(5,296,000)
Adjustment	(40,854)	40,854	(40,854)
Increase in redemption value of Series A preferred stock	(5,128)	5,128					(5,128)
Interest on notes receivable from stockholders	(98)			(98)
Stock-based compensation expense	580			106		474
Net income	5,010						5,010
Balance at Dec. 31, 2009
Balance, (as Restated) at Dec. 31, 2009	(26,324)	45,982		(2,161)	4	18,728	(42,895)
Balance, (as Restated) (in shares) at Dec. 31, 2009		5,296,000			37,667,000
Increase in redemption value of Series A preferred stock	(5,771)	5,771					(5,771)
Interest on notes receivable from stockholders	(103)			(103)
Stock-based compensation expense	629			106		523
Net income	9,975						9,975
Balance at Dec. 31, 2010
Balance, (as Restated) at Dec. 31, 2010	(21,594)	51,753		(2,158)	4	19,251	(38,691)
Balance, (as Restated) (in shares) at Dec. 31, 2010		5,296,000			37,667,000
Increase in redemption value of Series A preferred stock	(6,495)	6,495					(6,495)
Interest on notes receivable from stockholders	(108)			(108)
Stock-based compensation expense	120					120
Net income	12,372						12,372
Balance at Dec. 31, 2011	42,543		58,248	(2,266)	4	19,371	(32,814)
Balance, (as Reported) (in shares) at Dec. 31, 2011			5,296,000		37,667,000
Balance, (as Restated) at Dec. 31, 2011	(15,705)	58,248		(2,266)	4	19,371	(32,814)
Balance, (as Restated) (in shares) at Dec. 31, 2011		5,296,000			37,667,000
Adjustment (in shares)		5,296,000	(5,296,000)
Adjustment	(58,248)	58,248	(58,248)
Increase in redemption value of Series A preferred stock	(2,038)	2,038					(2,038)
Conversion of Series A Preferred Stock to Series B Preferred Stock which was immediately redeemed for cash		(60,286)
Conversion of Series B Preferred Stock to common stock, Shares		(5,296,000)			5,296,000
Conversion of Series B Preferred Stock to common stock
Exercise of stock options (in shares)					213,000
Exercise of stock options	137					137
Issuance of stock (in shares)					2,243,000
Issuance of stock	15,640					15,640
Purchase of treasury stock (in shares)					(98,000)
Purchase of treasury stock	(1,225)					(1,225)
Interest on notes receivable from stockholders	(57)			(57)
Repayment of note receivable from stockholders	2,323			2,323
Stock-based compensation expense	883					883
Income tax benefit from employee stock options	380					380
Net income	16,978						16,978
Balance at Sep. 30, 2012	$ 17,316				$ 4	$ 35,186	$ (17,874)
Balance (in shares) at Sep. 30, 2012					45,321,000